Quarterly Holdings Report
for

Fidelity® Series Small Cap Discovery Fund

January 31, 2020

XS4-QTLY-0320
1.968034.106

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
COMMUNICATION SERVICES - 4.6%
Entertainment - 2.9%
Cinemark Holdings, Inc. (a)	900,000	$28,359,000
Cineworld Group PLC (a)	7,000,000	16,388,725
		44,747,725
Media - 1.7%
Emerald Expositions Events, Inc.	2,500,000	26,075,000

TOTAL COMMUNICATION SERVICES		70,822,725

CONSUMER DISCRETIONARY - 8.2%
Hotels, Restaurants & Leisure - 2.9%
Hilton Grand Vacations, Inc. (b)	1,400,000	44,674,000
Household Durables - 3.3%
LGI Homes, Inc. (a)(b)	525,000	41,863,500
TRI Pointe Homes, Inc. (b)	500,000	8,130,000
		49,993,500
Specialty Retail - 2.0%
Aaron's, Inc. Class A	500,000	29,680,000

TOTAL CONSUMER DISCRETIONARY		124,347,500

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc. (b)	534,517	10,968,289
Food Products - 1.0%
Inghams Group Ltd. (a)	4,000,000	9,399,613
Post Holdings, Inc. (b)	50,000	5,228,500
		14,628,113
Personal Products - 0.4%
BellRing Brands, Inc. Class A (b)	275,000	5,951,000

TOTAL CONSUMER STAPLES		31,547,402

ENERGY - 4.0%
Energy Equipment & Services - 2.7%
Apergy Corp. (b)	400,000	10,344,000
Oil States International, Inc. (b)	1,500,000	16,170,000
ShawCor Ltd. Class A	1,051,745	8,360,554
Total Energy Services, Inc.	1,443,630	5,890,586
		40,765,140
Oil, Gas & Consumable Fuels - 1.3%
Brigham Minerals, Inc. Class A	250,000	4,252,500
Viper Energy Partners LP	750,000	16,357,500
		20,610,000

TOTAL ENERGY		61,375,140

FINANCIALS - 20.9%
Banks - 12.3%
BOK Financial Corp.	450,000	35,505,000
Cullen/Frost Bankers, Inc. (a)	250,000	22,290,000
First Citizens Bancshares, Inc.	125,000	65,852,500
First Hawaiian, Inc.	1,500,000	43,590,000
Hilltop Holdings, Inc.	500,000	11,320,000
Wintrust Financial Corp.	150,000	9,492,000
		188,049,500
Capital Markets - 1.3%
BrightSphere Investment Group, Inc.	2,117,800	19,504,938
Consumer Finance - 1.7%
First Cash Financial Services, Inc.	300,000	26,091,000
Diversified Financial Services - 2.4%
Cannae Holdings, Inc. (b)	900,000	36,594,000
Insurance - 3.2%
Enstar Group Ltd. (b)	50,000	9,764,500
First American Financial Corp.	625,000	38,737,500
		48,502,000

TOTAL FINANCIALS		318,741,438

HEALTH CARE - 8.7%
Health Care Equipment & Supplies - 2.3%
Envista Holdings Corp. (b)	100,000	2,959,000
Hill-Rom Holdings, Inc.	300,000	31,947,000
		34,906,000
Health Care Providers & Services - 3.0%
Patterson Companies, Inc. (a)	500,000	11,005,000
Premier, Inc. (b)	1,000,000	34,770,000
		45,775,000
Life Sciences Tools & Services - 2.0%
Charles River Laboratories International, Inc. (b)	200,000	30,916,000
Pharmaceuticals - 1.4%
Prestige Brands Holdings, Inc. (b)	500,000	20,280,000

TOTAL HEALTH CARE		131,877,000

INDUSTRIALS - 15.5%
Aerospace & Defense - 1.8%
Ultra Electronics Holdings PLC	900,000	26,835,201
Airlines - 1.3%
Spirit Airlines, Inc. (b)	500,000	20,535,000
Commercial Services & Supplies - 7.3%
ABM Industries, Inc.	1,250,000	47,675,000
Cimpress PLC (a)(b)	200,000	23,926,000
Knoll, Inc.	600,000	14,856,000
The Brink's Co.	300,000	25,257,000
		111,714,000
Construction & Engineering - 0.5%
Mirait Holdings Corp.	500,000	7,467,036
Electrical Equipment - 0.4%
Regal Beloit Corp.	75,000	5,884,500
Machinery - 0.3%
THK Co. Ltd.	200,000	4,986,187
Marine - 0.3%
MPC Container Ships ASA (b)	2,000,000	4,174,843
Professional Services - 1.8%
Capita Group PLC (b)	5,000,000	9,603,336
Intertrust NV (c)	1,000,000	17,811,343
		27,414,679
Trading Companies & Distributors - 1.8%
Beacon Roofing Supply, Inc. (b)	600,000	19,866,000
MRC Global, Inc. (b)	686,687	7,732,096
		27,598,096

TOTAL INDUSTRIALS		236,609,542

INFORMATION TECHNOLOGY - 17.9%
Electronic Equipment & Components - 7.7%
Flextronics International Ltd. (b)	1,000,000	13,150,000
Insight Enterprises, Inc. (b)	350,000	23,054,500
SYNNEX Corp.	500,000	68,880,001
TTM Technologies, Inc. (b)	853,047	12,275,346
		117,359,847
IT Services - 3.5%
Computer Services, Inc.	900,000	45,036,000
Tucows, Inc. (a)(b)	150,000	9,037,500
		54,073,500
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Energy Industries, Inc. (b)	75,000	5,245,500
ON Semiconductor Corp. (b)	1,000,000	23,150,000
		28,395,500
Software - 4.1%
Enghouse Systems Ltd.	250,000	9,902,524
Hansen Technologies Ltd.	1,990,184	4,862,249
j2 Global, Inc.	500,000	47,930,000
		62,694,773
Technology Hardware, Storage & Peripherals - 0.7%
Elecom Co. Ltd.	250,000	10,079,448

TOTAL INFORMATION TECHNOLOGY		272,603,068

MATERIALS - 4.7%
Chemicals - 2.1%
Valvoline, Inc.	1,500,000	31,620,000
Construction Materials - 2.6%
Eagle Materials, Inc.	125,000	11,396,250
Wienerberger AG	1,000,000	28,413,861
		39,810,111

TOTAL MATERIALS		71,430,111

REAL ESTATE - 11.6%
Equity Real Estate Investment Trusts (REITs) - 7.2%
Brookfield Property REIT, Inc. Class A (a)	1,500,000	27,690,000
CareTrust (REIT), Inc.	1,000,000	22,180,000
Corporate Office Properties Trust (SBI)	1,250,000	37,212,500
CubeSmart	600,000	19,002,000
Taubman Centers, Inc.	125,000	3,302,500
		109,387,000
Real Estate Management & Development - 4.4%
Cushman & Wakefield PLC (b)	1,750,000	33,635,000
Jones Lang LaSalle, Inc.	200,000	33,964,000
		67,599,000

TOTAL REAL ESTATE		176,986,000

TOTAL COMMON STOCKS
(Cost $1,299,351,760)		1,496,339,926

Money Market Funds - 5.5%
Fidelity Cash Central Fund 1.58% (d)	29,607,211	29,613,132
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	53,513,115	53,518,467
TOTAL MONEY MARKET FUNDS
(Cost $83,131,599)		83,131,599
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $1,382,483,359)		1,579,471,525
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(55,924,410)
NET ASSETS - 100%		$1,523,547,115

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,811,343 or 1.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$355,400
Fidelity Securities Lending Cash Central Fund	178,020
Total	$533,420

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.